Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Undistributed earnings of foreign subsidiaries	$ 0
Variances from the statutory federal income tax rate, noncontrolling interest income (loss)	0.00%	(2.49%)	22.87%
Impact of Tax Act	21.69%	0.00%	0.00%
Tax Cuts and Jobs of 2017, income tax expense	$ 81,000,000
State operating loss carryforward	704,000,000	$ 750,000,000
Valuation allowance	44,000,000	29,000,000
State
Income taxes
Valuation allowance	$ 44,000,000	$ 29,000,000